SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2020
Building
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property and equipment	4.00%
Production & development equipment
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property and equipment	30.00%
Computer hardware
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property and equipment	30.00%
Computer software
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property and equipment	100.00%
Office equipment
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate, property and equipment	20.00%